UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09373

Exact name of registrant as specified in charter:	Oppenheimer Senior Floating Rate Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2014-06/30/2015

Item 1.

FORM N-PX

ICA File Number:  811-09373

Registrant Name:  Oppenheimer Senior Floating Rate Fund

Reporting Period:  07/01/2014 - 06/30/2015

Oppenheimer Senior Floating Rate Fund

MEDIA GENERAL, INC. Meeting Date: OCT 06, 2014 Record Date: JUL 18, 2014 Meeting Type: SPECIAL
Ticker: MEG Security ID: 584404107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Issue Shares in Connection with Acquisition	Management	For	For
2	Amend Articles	Management	For	For

MEDIA GENERAL, INC. Meeting Date: APR 23, 2015 Record Date: FEB 27, 2015 Meeting Type: ANNUAL
Ticker: MEG Security ID: 58441K100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director J. Stewart Bryan, III	Management	For	For
1.2	Elect Director Diana F. Cantor	Management	For	For
1.3	Elect Director Royal W. Carson, III	Management	For	For
1.4	Elect Director H. C. Charles Diao	Management	For	For
1.5	Elect Director Dennis J. FitzSimons	Management	For	For
1.6	Elect Director Soohyung Kim	Management	For	For
1.7	Elect Director Douglas W. McCormick	Management	For	For
1.8	Elect Director John R. Muse	Management	For	For
1.9	Elect Director Wyndham Robertson	Management	For	For
1.10	Elect Director Vincent L. Sadusky	Management	For	For
1.11	Elect Director Thomas J. Sullivan	Management	For	For
2	Amend Omnibus Stock Plan	Management	For	For
3	Approve Qualified Employee Stock Purchase Plan	Management	For	For
4	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Senior Floating Rate Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2015

*By:	/s/ Lisa Bloomberg
---------------------------------------
Lisa Bloomberg, Attorney in Fact